Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Summary of Company's benefit for income taxes

	2015	2014
Deferred:
Federal	$(1,066,864)	$(426,761)
State and local	(79,680)	(71,638)
Total deferred	(1,146,544)	(498,399)

Total benefit for income taxes	(1,146,544)	(498,399)
Less: valuation reserve	1,146,544	498,399
Income Tax provision	$-	$-

Summary of reconciliation of the federal statutory rate

	2014	2013

Benefit for income taxes at federal statutory rate	34.0%	34.0%
State and local income taxes, net of federal benefit	5.7	8.2
Differences attributable to change in state business apportionment	(7.6)	(6.2)
Change in fair value of derivative liabilities	7.8	19.3
Loss on extinguishment of debt	-	(28.2)
True-up	2.3	5.8
Other	(0.3)	(0.5)
Less valuation allowance	(41.9)	(32.4)
Effective income tax rate	0.0%	0.0%

Schedule of deferred tax assets (liabilities)

	2015	2014
Net operating loss carryforward	$3,497,816	$2,910,932
Bad debt reserve	130,319	128,313
Employee stock compensation	657,326	618,512
Net conversion feature discount	(202,349)	(225,938
Default penalty	494,391	-
Depreciation	1,962	1,083
Charity	329	348
Net deferred tax asset	4,579,794	3,433,250
Less valuation allowance	(4,579,794)	(3,433,250)

Net deferred tax asset	$-	$-